Concentrations of Geographic and Credit Risks	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risks
32.	Concentrations of Geographic and Credit Risks

Geographic Risk

Loans to borrowers based in Korea represented approximately 97% and 99% of the Group’s loan portfolio at December 31, 2009 and 2010, respectively. Investments in debt and equity securities of Korean entities represented approximately 98% and 96% of the Group’s investment portfolio at December 31, 2009 and 2010, respectively.

Credit Risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic characteristics that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions. Note 6 and Note 7 discuss the types of securities in which the Group invests. Note 8 discusses the type of loans in which the Group engages.

The Group regularly monitors various segments of its credit risk portfolio to assess potential concentration of risks and to obtain collateral when deemed necessary. Except for securities issued by KDIC, BOK and other governmental entities, no entity was responsible for 10% or more of the Group’s total loans outstanding, trading assets and liabilities, available-for-sale securities, held-to-maturity debt securities or total interest and dividend income at December 31, 2009 and 2010 and for each of the three years ended on December 31, 2010.

The following table presents major products including both on-balance sheet (100% loans) and off-balance sheet (principally commitments to extend credit) exposures at December 31:

	2009						2010
	Credit Exposure		On-Balance Sheet		Off-Balance Sheet		Credit Exposure		On-Balance Sheet		Off-Balance Sheet
	(in millions of Won)
Commercial and industrial	(Won)	101,768,977	(Won)	54,479,473	(Won)	47,289,504	(Won)	109,426,546	(Won)	59,610,344	(Won)	49,816,202
Other commercial		53,782,606		34,770,389		19,012,217		53,557,510		34,601,192		18,956,318
Lease financing		1,559,652		1,559,652		—		1,578,151		1,578,151		—
Mortgage and home equity		40,525,281		40,022,157		503,124		45,163,921		44,646,443		517,478
Credit cards		80,020,979		15,116,757		64,904,222		84,596,542		17,479,346		67,117,196
Other consumer		31,598,021		23,306,609		8,291,412		30,914,902		22,041,860		8,873,042

	(Won)	309,255,516	(Won)	169,255,037	(Won)	140,000,479	(Won)	325,237,572	(Won)	179,957,336	(Won)	145,280,236